Unrecognized contractual commitments (excluding Orange Bank) - Property lease commitments - Maturities (Details) € in Millions	Dec. 31, 2021 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	€ 179
Not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	54
Later than five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	40
Operating Lease, Property [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	139
Operating Lease, Property [Member] | Not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	33
Operating Lease, Property [Member] | Later than one year and not later than two years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	24
Operating Lease, Property [Member] | Later than two years and not later than three years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	15
Operating Lease, Property [Member] | Later than three years and not later than four years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	20
Operating Lease, Property [Member] | Later than four years and not later than five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	11
Operating Lease, Property [Member] | Later than five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	€ 37